Allowance For Credit Losses (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	$ 717	$ 939
Provision for lending-related commitments	(27)	19
Other	(2)	0
Allowance for lending-related commitments at March 31	688	940
Allowance for lending related commitments by impairment methodology
Asset-specific	184	296
Formula-based	504	644
Total allowance for lending-related commitments	688	940
Lending-related commitments by impairment methodology:
Total lending related commitments	985,934	955,371	958,709
Impaired collateral-dependent loans:
Net charge-offs	4,344	8,451
Impaired collateral dependent loans at fair value, less cost to sell	1,579	1,614
Impaired collateral-dependent loans [Member]
Impaired collateral-dependent loans:
Net charge-offs	45	239
Impaired collateral-dependent loans [Member] | Wholesale [Member]
Impaired collateral-dependent loans:
Net charge-offs	20	113
Impaired collateral-dependent loans [Member] | Consumer Excluding Credit Card [Member]
Impaired collateral-dependent loans:
Net charge-offs	25	126
Impaired collateral-dependent loans [Member] | Credit Card [Member]
Impaired collateral-dependent loans:
Net charge-offs	0	0
Asset Specific [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	895	1,552
Asset Specific [Member] | Wholesale [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	895	1,552
Asset Specific [Member] | Consumer Excluding Credit Card [Member]
Allowance for lending related commitments by impairment methodology
Asset-specific		0
Lending-related commitments by impairment methodology:
Total lending related commitments	0
Asset Specific [Member] | Credit Card [Member]
Allowance for lending related commitments by impairment methodology
Asset-specific		0
Lending-related commitments by impairment methodology:
Total lending related commitments	0
Formula Based [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	985,039	953,819
Formula Based [Member] | Wholesale [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	354,666	325,369
Formula Based [Member] | Consumer Excluding Credit Card [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	64,560	72,243
Formula Based [Member] | Credit Card [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	565,813	556,207
Allowance for Lending Related Commitments [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	(18)
Allowance for Lending Related Commitments [Member] | Wholesale [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	(18)
Allowance for Lending Related Commitments [Member] | Consumer Excluding Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	0
Allowance for Lending Related Commitments [Member] | Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	0
Wholesale [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	711	927
Provision for lending-related commitments	(27)	21
Other	(2)	0
Allowance for lending-related commitments at March 31	682	930
Allowance for lending related commitments by impairment methodology
Asset-specific	184	296
Formula-based	498	634
Total allowance for lending-related commitments	682	930
Lending-related commitments by impairment methodology:
Total lending related commitments	355,561	326,921
Impaired collateral-dependent loans:
Impaired collateral dependent loans at fair value, less cost to sell	715	1,069
Consumer Excluding Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	6	12
Provision for lending-related commitments	0	(2)
Other	0	0
Allowance for lending-related commitments at March 31	6	10
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0
Formula-based	6	10
Total allowance for lending-related commitments	6	10
Lending-related commitments by impairment methodology:
Total lending related commitments	64,560	72,243
Impaired collateral-dependent loans:
Impaired collateral dependent loans at fair value, less cost to sell	864	545
Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	0	0
Provision for lending-related commitments	0	0
Other	0	0
Allowance for lending-related commitments at March 31	0	0
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0
Formula-based	0	0
Total allowance for lending-related commitments	0	0
Lending-related commitments by impairment methodology:
Total lending related commitments	565,813	556,207
Impaired collateral-dependent loans:
Impaired collateral dependent loans at fair value, less cost to sell	$ 0	$ 0